Net Income (Loss) Per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
Net Income (Loss) Per Share
Basic net income (loss) per share is calculated by dividing the income (loss) attributable to equity holders by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) per share is computed by including all potentially dilutive ordinary shares, deferred share awards and share options. For the three months ended September 30, 2012 and the nine months ended September 30, 2012 and 2011, deferred share awards and share options were not included in the computation of diluted net loss per share because the effect would have been antidilutive.
The following table presents the calculation of basic and diluted income (loss) per share:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
	(in thousands, except per share data)
Net income (loss) attributable to Velti	$(24,717)	$598	$(51,234)	$(40,350)
Weighted average number of ordinary shares outstanding	64,684	61,595	63,472	53,914
Weighted average number of ordinary shares including dilutive effect of outstanding share awards and options	64,684	63,926	63,472	53,914
Net income (loss) per share attributable to Velti:
Basic	$(0.38)	$0.01	$(0.81)	$(0.75)
Diluted	$(0.38)	$0.01	$(0.81)	$(0.75)